Trade and Other Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [line items]
Accruals current and non current classified as held for sale	£ 290	£ 295
Deferred income current and non current classified as held for sale	356	£ 360
Disposal groups classified as held for sale [member]
Trade and other payables [line items]
Accruals current and non current classified as held for sale	2
Deferred income current and non current classified as held for sale	£ 3